SUPPLEMENT DATED SEPTEMBER 29, 2023
    TO THE PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2023
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT TEN
                            Advanced Outcomes Annuity
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This supplement updates certain information in the prospectus and updating summary prospectus (together, the "Prospectus"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your contract. This supplement is not valid unless it is read in conjunction with the Prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective September 29, 2023, all Strategies and Underlying Funds with no contract owner allocations are closed for allocations or transfers.

As a result, the following Strategies and Underlying Funds remain available for investment:

MILLIMAN 6-MONTH BUFFERED S&P 500 WITH PAR UP OUTCOME STRATEGY
     - Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
     - Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul
     - Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec
     - Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
     - Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

MILLIMAN 6-MONTH BUFFERED S&P 500 WITH TRIGGER OUTCOME STRATEGY
     - Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

MILLIMAN 1-YEAR FLOORED S&P 500 WITH PAR UP OUTCOME STRATEGY
     - Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

MILLIMAN 6-YEAR BUFFERED S&P 500 WITH PAR UP OUTCOME STRATEGY
     - Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)
     - Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

MILLIMAN MONEY MARKET FUND




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